ISSUANCE OF ORDINARY SHARES (Details)	1 Months Ended	12 Months Ended			1 Months Ended
	Sep. 25, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2012 CNY	Sep. 25, 2013 American Depositary Shares [Member]
ISSUANCE OF ORDINARY SHARES [Abstract]
Authorized capital			$ 10,000,000
Ordinary shares, shares authorized			500,000,000	500,000,000
Ordinary shares, par value		0.00002		0.00002
Issuance of shares	$ 67,800,000	411,730,717
Ordinary shares, shares issued			108,051,630	88,758,778
Ordinary shares, shares outstanding			108,051,630	88,758,778
Class of Stock [Line Items]
Issuance of shares (in shares)	14,000,000				4,370,000